Share-Based Compensation - Summary of Share Based Compensation Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted, Weighted-Average Grant-Date Fair Value (in dollars per share)	$ 54.52	$ 96.52	$ 72.46
SARs and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at Beginning, Number (in shares)	1,189
Granted, Number (in shares)	286
Exercised or converted, Number (in shares)	(305)
Forfeited or expired, Number (in shares)	(46)
Outstanding at Ending, Number (in shares)	1,124	1,189
Vested or expected to vest at End, Number (in shares)	1,112
Exercisable or convertible at End, Number (in shares)	640
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at Beginning, Weighted-Average Exercise Price (in dollars per share)	$ 53.80
Granted, Weighted-Average Exercise Price (in dollars per share)	52.91
Exercised or converted, Weighted-Average Exercise Price (in dollars per share)	39.36
Forfeited or expired, Weighted-Average Exercise Price (in dollars per share)	71.01
Outstanding at End, Weighted-Average Exercise Price (in dollars per share)	56.79	$ 53.80
Vested or expected to vest at End, Weighted-Average Exercise Price	56.66
Exercisable or convertible at End, Weighted-Average Exercise Price	$ 50.89
Outstanding at End, Weighted-Average Remaining Contractual Term	6 years 10 months 25 days
Vested or expected to vest at End, Weighted-Average Remaining Contractual Term	6 years 10 months 25 days
Exercisable or convertible at End, Weighted-Average Remaining Contractual Term	5 years 7 months 6 days
Outstanding at End, Aggregate Intrinsic Value	$ 20,214
Vested or expected to vest at End, Aggregate Intrinsic Value	20,143
Exercisable or convertible at End, Aggregate Intrinsic Value	$ 15,289
Restricted Shares and Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at Beginning, Number (in shares)	464
Granted, Number (in shares)	195
Exercised or converted, Number (in shares)	(159)
Forfeited or expired, Number (in shares)	(46)
Outstanding at End, Number (in shares)	454	464
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding at Beginning, Weighted-Average Grant-Date Fair Value (in dollars per share)	$ 74.50
Granted, Weighted-Average Grant-Date Fair Value (in dollars per share)	54.52
Exercised or converted, Weighted-Average Grant-Date Fair Value (in dollars per share)	51.44
Forfeited or expired, Weighted-Average Grant-Date Fair Value (in dollars per share)	69.64
Outstanding at End, Weighted-Average Grant-Date Fair Value (in dollars per share)	$ 69.55	$ 74.50